AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 60.8%
Information Technology – 14.3%
IT Services – 1.9%
PayPal Holdings, Inc.(a)	23,146	$4,560,457
Visa, Inc. - Class A	85,933	17,184,022

		21,744,479

Semiconductors & Semiconductor Equipment – 3.3%
Broadcom, Inc.	17,157	6,250,638
Intel Corp.	105,146	5,444,460
NVIDIA Corp.	11,187	6,054,628
QUALCOMM, Inc.	60,198	7,084,101
Texas Instruments, Inc.	85,236	12,170,848

		37,004,675

Software – 5.2%
Adobe, Inc.(a)	11,913	5,842,493
Microsoft Corp.	211,712	44,529,385
Oracle Corp.	34,012	2,030,516
salesforce.com, Inc.(a)	20,832	5,235,498

		57,637,892

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.(b)	372,505	43,139,804

		159,526,850

Health Care – 8.5%
Biotechnology – 0.4%
Vertex Pharmaceuticals, Inc.(a)	13,987	3,806,142

Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	102,999	11,209,381
Baxter International, Inc.	103,372	8,313,177
Boston Scientific Corp.(a)	143,129	5,468,959
Zimmer Biomet Holdings, Inc.	48,730	6,634,102

		31,625,619

Health Care Providers & Services – 1.7%
Humana, Inc.	11,529	4,771,738
Quest Diagnostics, Inc.	27,158	3,109,319
UnitedHealth Group, Inc.	36,914	11,508,678

		19,389,735

Pharmaceuticals – 3.6%
Eli Lilly & Co.	55,100	8,155,902
Johnson & Johnson	124,313	18,507,719
Merck & Co., Inc.	162,649	13,491,735

		40,155,356

		94,976,852

Communication Services – 8.5%
Diversified Telecommunication Services – 1.1%
Anterix, Inc.(a)	46,426	1,518,594
Cellnex Telecom SA(c)	54,646	3,317,155
Comcast Corp. - Class A	157,201	7,272,118

		12,107,867

Company	Shares	U.S. $ Value

Entertainment – 2.9%
Activision Blizzard, Inc.(b)	248,506	$20,116,560
Netflix, Inc.(a)	8,938	4,469,268
Vivendi SA	131,645	3,676,695
Walt Disney Co. (The)	36,747	4,559,568

		32,822,091

Interactive Media & Services – 3.8%
Alphabet, Inc. - Class C(a) (b)	16,729	24,584,939
Facebook, Inc. - Class A(a)	65,899	17,258,948

		41,843,887

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.(a)	67,355	7,702,718

		94,476,563

Financials – 7.4%
Banks – 3.4%
Bank of America Corp.	389,892	9,392,498
JPMorgan Chase & Co.	181,609	17,483,499
PNC Financial Services Group, Inc. (The)	102,354	11,249,728

		38,125,725

Capital Markets – 2.1%
BlackRock, Inc. - Class A	4,266	2,404,104
Charles Schwab Corp. (The)	130,044	4,711,494
Goldman Sachs Group, Inc. (The)	78,241	15,724,094

		22,839,692

Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. - Class B(a)	88,899	18,930,153
Pershing Square Tontine Holdings Ltd. - Class A(a)	83,060	1,884,631

		20,814,784

		81,780,201

Consumer Staples – 6.5%
Beverages – 1.0%
Coca-Cola Co. (The)	232,401	11,473,637

Food & Staples Retailing – 2.1%
Albertsons Cos., Inc.(a) (d)	274,755	3,805,357
Costco Wholesale Corp.	12,559	4,458,445
Kroger Co. (The)	142,602	4,835,634
Walmart, Inc.	74,720	10,454,075

		23,553,511

Food Products – 0.2%
General Mills, Inc.	37,895	2,337,364

Company	Shares	U.S. $ Value

Household Products – 2.7%
Procter & Gamble Co. (The)	211,893	$29,451,008

Personal Products – 0.5%
Estee Lauder Cos., Inc. (The) - Class A	24,495	5,346,034

		72,161,554

Industrials – 6.4%
Aerospace & Defense – 0.6%
Northrop Grumman Corp.	23,676	7,469,541

Construction & Engineering – 1.3%
Jacobs Engineering Group, Inc.	156,950	14,560,252

Industrial Conglomerates – 1.7%
Honeywell International, Inc.	113,886	18,746,774

Road & Rail – 2.8%
Norfolk Southern Corp.	72,512	15,516,843
Union Pacific Corp.	78,200	15,395,234

		30,912,077

		71,688,644

Consumer Discretionary – 5.7%
Hotels, Restaurants & Leisure – 0.5%
McDonald’s Corp.	24,297	5,332,949

Internet & Direct Marketing Retail – 3.2%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	7,011	2,061,094
Amazon.com, Inc.(a)	9,337	29,399,692
Booking Holdings, Inc.(a)	2,249	3,847,319

		35,308,105

Multiline Retail – 0.3%
Target Corp.	22,541	3,548,404

Specialty Retail – 1.7%
Home Depot, Inc. (The)	41,827	11,615,776
Lowe’s Cos., Inc.	46,264	7,673,347

		19,289,123

		63,478,581

Utilities – 2.0%
Electric Utilities – 2.0%
NextEra Energy, Inc.	60,085	16,677,193
NRG Energy, Inc.	193,360	5,943,886

		22,621,079

Energy – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp.	99,522	7,165,584
EOG Resources, Inc.	83,991	3,018,637

		10,184,221

Materials – 0.6%
Containers & Packaging – 0.6%
Berry Global Group, Inc.(a)	134,528	6,500,393

Total Common Stocks (cost $607,627,379)		677,394,938

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) - Series D 0.00% (a) (e) (f) (cost $950,194)	20,767	$655,933

WARRANTS – 0.0%
Financials – 0.0%
Diversified Financial Services – 0.0%
Pershing Square Tontine Holdings Ltd., expiring 07/24/2021(a) (cost $52,400)	9,228	66,165

SHORT-TERM INVESTMENTS – 38.6%
Investment Companies – 38.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(g) (h) (i) (cost $423,330,068)	423,330,068	423,330,068

	Principal Amount (000)

U.S. Treasury Bills – 0.6%
U.S. Treasury Bill Zero Coupon, 11/12/2020 (cost $6,999,163)	$7,000	6,999,265

Total Short-Term Investments (cost $430,329,231)		430,329,333

Total Investments Before Securities Lending Collateral – 99.5% (cost $1,038,959,204)		1,108,446,369

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(g) (h) (i) (cost $3,447,745)	3,447,745	3,447,745

Total Investments Before Securities Sold Short – 99.8% (cost $1,042,406,949)		1,111,894,114

SECURITIES SOLD SHORT – (0.5)%
COMMON STOCKS – (0.5)%
Real Estate – (0.2)%
Equity Real Estate Investment Trusts (REITs) – (0.2)%
Acadia Realty Trust	(9,157)	(96,149)
Agree Realty Corp.	(1,709)	(108,761)

Company	Shares	U.S. $ Value
Brixmor Property Group, Inc.	(12,351)	$(144,383)
Chatham Lodging Trust	(14,183)	(108,075)
Empire State Realty Trust, Inc. - Class A	(108,353)	(663,120)
Kimco Realty Corp.	(12,066)	(135,863)
Regency Centers Corp.	(3,052)	(116,037)
SL Green Realty Corp.	(15,851)	(735,011)
Tanger Factory Outlet Centers, Inc.	(20,307)	(122,451)
Washington Prime Group, Inc.	(70,343)	(45,540)

		(2,275,390)

Consumer Discretionary – (0.1)%
Automobiles – 0.0%
Ford Motor Co.	(11,354)	(75,618)

Hotels, Restaurants & Leisure – 0.0%
Marriott International, Inc./MD - Class A	(468)	(43,327)
Six Flags Entertainment Corp.	(4,232)	(85,910)

		(129,237)

Textiles, Apparel & Luxury Goods – (0.1)%
Canada Goose Holdings, Inc.(a)	(32,903)	(1,058,489)
Oxford Industries, Inc.	(1,058)	(42,701)

		(1,101,190)

		(1,306,045)

Financials – (0.1)%
Banks – 0.0%
HSBC Holdings PLC	(12,363)	(48,301)

Capital Markets – 0.0%
Invesco Ltd.	(8,424)	(96,118)

Consumer Finance – (0.1)%
American Express Co.	(855)	(85,714)
Capital One Financial Corp.	(1,526)	(109,658)
Credit Acceptance Corp.(a)	(326)	(110,397)
Synchrony Financial	(4,700)	(122,999)

		(428,768)

		(573,187)

Health Care – (0.1)%
Health Care Equipment & Supplies – (0.1)%
Intuitive Surgical, Inc.(a)	(163)	(115,655)
Stryker Corp.	(468)	(97,517)

		(213,172)

Health Care Providers & Services – 0.0%
Laboratory Corp. of America Holdings(a)	(570)	(107,314)

Pharmaceuticals – 0.0%
Canopy Growth Corp.(a)	(5,311)	(76,053)

		(396,539)

Industrials – 0.0%
Aerospace & Defense – 0.0%
TransDigm Group, Inc.	(244)	(115,929)

Company	Shares	U.S. $ Value

Machinery – 0.0%
Colfax Corp.(a)	(3,744)	$(117,412)
Snap-on, Inc.	(468)	(68,857)

		(186,269)

		(302,198)

Information Technology – 0.0%
IT Services – 0.0%
Alliance Data Systems Corp.	(2,259)	(94,833)
Global Payments, Inc.	(509)	(90,388)

		(185,221)

Technology Hardware, Storage & Peripherals – 0.0%
HP, Inc.	(4,334)	(82,303)

		(267,524)

Total Common Stocks (proceeds $4,505,493)		(5,120,883)

Investment Companies – 0.0%
Funds and Investment Trusts – 0.0%
iShares MSCI Emerging Markets ETF(h) (proceeds $(75,912))	(2,137)	(94,220)

Total Securities Sold Short (proceeds $4,581,405)		(5,215,103)

Total Investments, Net of Securities Sold Short – 99.3% (cost $1,037,825,544)(j)		1,106,679,011
Other assets less liabilities – 0.7%		8,241,256

Net Assets – 100.0%		$1,114,920,267

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	21	December 2020	$ 3,519,600	$(21,057)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	4	03/05/2021	$(42)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	46	03/05/2021	(598)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	25	03/05/2021	1,088

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	2,872	03/05/2021	$(153,043)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1,313	03/05/2021	182,215
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	26	03/05/2021	2,383
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	321	03/05/2021	28,566
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1	03/05/2021	(102)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	50	03/05/2021	(3,269)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	25	03/05/2021	(2,428)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	23	03/05/2021	(4,457)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	25	03/05/2021	(3,287)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	24	03/05/2021	(1,390)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	26	03/05/2021	181
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	36	03/05/2021	(1,088)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1,694	03/05/2021	30,396

						$75,125

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the market value of this security amounted to $3,317,155 or 0.3% of net assets.

(d)	Represents entire or partial securities out on loan.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,326,544 and gross unrealized depreciation of investments was $(9,419,009), resulting in net unrealized appreciation of $68,907,535.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

FedFundEffective – Federal Funds Effective Rate

MSCI – Morgan Stanley Capital International

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$159,526,850	$—	$—	$159,526,850
Health Care	94,976,852	—	—	94,976,852
Communication Services	87,482,713	6,993,850	—	94,476,563
Financials	81,780,201	—	—	81,780,201
Consumer Staples	72,161,554	—	—	72,161,554
Industrials	71,688,644	—	—	71,688,644
Consumer Discretionary	63,478,581	—	—	63,478,581
Utilities	22,621,079	—	—	22,621,079
Energy	10,184,221	—	—	10,184,221
Materials	6,500,393	—	—	6,500,393
Preferred Stocks	—	—	655,933	655,933
Warrants	66,165	—	—	66,165
Short-Term Investments:
Investment Companies	423,330,068	—	—	423,330,068
U.S. Treasury Bills	—	6,999,265	—	6,999,265

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,447,745	—	—	3,447,745
Liabilities:
Common Stocks:
Real Estate	(2,275,390)	—	—	(2,275,390)
Consumer Discretionary	(1,306,045)	—	—	(1,306,045)
Financials	(524,886)	(48,301)	—	(573,187)
Health Care	(396,539)	—	—	(396,539)
Industrials	(302,198)	—	—	(302,198)
Information Technology	(267,524)	—	—	(267,524)
Investment Companies	(94,220)	—	—	(94,220)

Total Investments in Securities	1,092,078,264	13,944,814	655,933	1,106,679,011
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	244,829	—	244,829
Liabilities:
Futures	(21,057)	—	—	(21,057)
Total Return Swaps	—	(169,704)	—	(169,704)

Total	$1,092,057,207	$14,019,939	$655,933	$1,106,733,079

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2020 is as follows:

Fund	Market Value 06/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$315,671	$189,043	$81,384	$423,330	$78
Government Money Market Portfolio*	—	6,862	3,414	3,448	0	**
Total	$315,671	$195,905	$84,798	$426,778	$78

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.